29. Tenant Concentrations (Tables)	12 Months Ended
Dec. 31, 2017
Tenant Concentrations Tables
Schedule of annual rental revenue

The Group’s major tenants that represented more than 10% of the Group’s annual rental revenue for the years ended December 31, 2017, 2016 and 2015 (with and without SIM) are as follows:

Tenant	2017	2016*	2015*

Microelettrica	59.61%	59.53%	59.62%

*Restated for discontinued operations (see note 9 — Discontinued Operations)